Long-Term Debt	6 Months Ended
Jun. 30, 2015
Debt Disclosure [Abstract]
Long-Term Debt
5.	Long-Term Debt

	June 30, 2015	December 31, 2014
	$	$
U.S. Dollar-denominated Revolving Credit Facilities due through 2019	560,504	544,969
Norwegian Kroner Bonds due through 2019	369,277	389,157
U.S. Dollar-denominated Term Loans due through 2018	137,378	158,547
U.S. Dollar-denominated Term Loans due through 2025	1,076,820	850,433
U.S. Dollar Non-Public Bond due through 2024	217,983	192,917
U.S. Dollar Bonds due through 2019	300,000	300,000

Total	2,661,962	2,436,023
Less current portion	466,952	258,014

Long-term portion	2,195,010	2,178,009

As at June 30, 2015, the Partnership had six long-term revolving credit facilities, which, as at such date, provided for total borrowings of up to $560.5 million, which were fully drawn as of June 30, 2015. The total amount available under the revolving credit facilities reduces by $70.5 million (remainder of 2015), $203.7 million (2016), $102.8 million (2017), $136.2 million (2018) and $47.3 million (2019). Four of the revolving credit facilities are guaranteed by the Partnership and certain of its subsidiaries for all outstanding amounts and contain covenants that require the Partnership to maintain the greater of a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of at least $75.0 million and 5.0% of the Partnership’s total consolidated debt. Two revolving credit facilities are guaranteed by Teekay Corporation and contain covenants that require Teekay Corporation to maintain the greater of a minimum liquidity (cash and cash equivalents) of at least $50.0 million and 5.0% of Teekay Corporation’s total consolidated debt which has recourse to Teekay Corporation. The revolving credit facilities are collateralized by first-priority mortgages granted on 20 of the Partnership’s vessels, together with other related security.

In January 2014, the Partnership issued Norwegian Kroner (or NOK) 1,000 million in senior unsecured bonds that mature in January 2019 in the Norwegian bond market. As of June 30, 2015, the carrying amount of the bonds was $127.3 million. The bonds are listed on the Oslo Stock Exchange. The interest payments on the bonds are based on NIBOR plus a margin of 4.25%. The Partnership entered into a cross currency swap to swap all interest and principal payments into US Dollars, with the interest payments fixed at a rate of 6.42%, and the transfer of the principal amount fixed at $162.2 million upon maturity in exchange for NOK 1,000 million (see note 7).

In January 2013, the Partnership issued NOK 1,300 million in senior unsecured bonds in the Norwegian bond market. The bonds were issued in two tranches maturing in January 2016 (NOK 500 million) and January 2018 (NOK 800 million). As at June 30, 2015, the carrying amount of the bonds was $165.5 million. The bonds are listed on the Oslo Stock Exchange. Interest payments on the tranche maturing in 2016 are based on NIBOR plus a margin of 4.00%. Interest payments on the tranche maturing in 2018 are based on NIBOR plus a margin of 4.75%. The Partnership entered into cross currency rate swaps to swap all interest and principal payments into US Dollars, with interest payments fixed at a rate of 4.94% on the tranche maturing in 2016 and 6.07% on the tranche maturing in 2018 and the transfer of the principal amount fixed at $89.7 million upon maturity in exchange for NOK 500 million on the tranche maturing in 2016 and fixed at $143.5 million upon maturity in exchange for NOK 800 million on the tranche maturing in 2018 (see note 7).

In January 2012, the Partnership issued NOK 600 million in senior unsecured bonds that mature in January 2017 in the Norwegian bond market. As at June 30, 2015, the carrying amount of the bonds was $76.4 million. The bonds are listed on the Oslo Stock Exchange. The interest payments on the bonds are based on NIBOR plus a margin of 5.75%. The Partnership entered into a cross currency rate swap to swap all interest and principal payments into U.S. dollars, with the interest payments fixed at a rate of 7.49%, and the transfer of the principal amount fixed at $101.4 million upon maturity in exchange for NOK 600 million (see note 7).

As at June 30, 2015, three of the Partnership’s 50%-owned subsidiaries each had an outstanding term loan, which totaled $137.4 million. The term loans reduce over time with quarterly and semi-annual payments and have varying maturities through 2018. These term loans are collateralized by first-priority mortgages on the three shuttle tankers to which the loans relate, together with other related security. As at June 30, 2015, the Partnership had guaranteed $33.9 million of these term loans, which represents its 50% share of the outstanding term loans of two of these 50%-owned subsidiaries. The other owner and Teekay Corporation have guaranteed $68.7 million and $34.8 million, respectively.

As at June 30, 2015, the Partnership had term loans outstanding for the shuttle tankers the Amundsen Spirit, the Nansen Spirit, the Peary Spirit, the Scott Spirit, the Samba Spirit and the Lambada Spirit, for the Suksan Salamander FSO unit, for the Piranema Spirit and the Voyageur Spirit FPSO units, for the ALP Guard, the ALP Winger, the ALP Centre, the ALP Ippon, and the ALP Ace towing vessels, and for the Arendal Spirit UMS, which totaled $1.1 billion. For the term loans relating to the Amundsen Spirit and the Nansen Spirit, one tranche reduces in semi-annual payments while the other tranche correspondingly is drawn up every six months with final bullet payments of $29.0 million due in 2022 and $29.1 million due in 2023, respectively. The other term loans reduce over time with quarterly or semi-annual payments. These term loans have varying maturities through 2025 and are collateralized by first-priority mortgages on the vessels to which the loans relate, together with other related security. As at June 30, 2015, the Partnership had guaranteed $768.4 million of these term loans and Teekay Corporation had guaranteed $308.4 million.

In February 2015, the Partnership issued $30.0 million in senior  bonds that mature in June 2024 in a U.S. private placement. As of June 30, 2015, the carrying amount of the bonds was $28.9 million. The interest payments on the bonds are fixed at a rate of 4.27%. The bonds are collateralized by first-priority mortgage on the Dampier Spirit FSO unit to which the bonds relate, together with other related security.

In August 2014, the Partnership assumed Logitel’s obligations under a bond agreement from Sevan Marine ASA (or Sevan) as part of the Logitel acquisition. The bonds are retractable at par at any time by the Partnership. As of June 30, 2015, the carrying amount of the bonds was $28.2 million.

In September 2013 and November 2013, the Partnership issued a total of $174.2 million of ten-year senior unsecured bonds that mature in December 2023 and that were issued in a U.S. private placement to finance the Bossa Nova Spirit and the Sertanejo Spirit shuttle tankers. The bonds accrue interest at a fixed combined rate of 4.96%. The bonds are collateralized by first-priority mortgages on the two vessels to which the bonds relate, together with other related security. The Partnership makes semi-annual repayments on the bonds and as of June 30, 2015, the carrying amount of the bonds was $160.8 million.

In May 2014, the Partnership issued $300.0 million in five-year senior unsecured bonds that mature in July 2019 in the U.S. bond market. As of June 30, 2015, the carrying amount of the bonds was $300.0 million. The bonds are listed on the New York Stock Exchange. The interest payments on the bonds are fixed at a rate of 6.0%.

Interest payments on the revolving credit facilities and the term loans are based on LIBOR plus margins. At June 30, 2015 and December 31, 2014, the margins ranged between 0.3% and 3.25%. The weighted-average effective interest rate on the Partnership’s variable rate long-term debt as at June 30, 2015 was 3.3% (December 31, 2014 - 3.5%). This rate does not include the effect of the Partnership’s interest rate swaps (see note 7).

The aggregate annual long-term debt principal repayments required to be made subsequent to June 30, 2015 are $164.0 million (remainder of 2015), $441.3 million (2016), $457.0 million (2017), $476.1 million (2018), $602.0 million (2019), and $521.6 million (thereafter).

The Partnership and a subsidiary of Teekay Corporation are borrowers under a loan arrangement and are jointly and severally liable for the obligations to the lender. The obligations resulting from long-term debt joint and several liability arrangements are measured at the sum of the amount the Partnership agreed to pay, on the basis of its arrangement with the co-obligor, and any additional amount the Partnership expects to pay on behalf of the co-obligor. As of June 30, 2015, this loan arrangement had an outstanding balance of $86.6 million, of which $51.6 million was the Partnership’s obligation. Teekay Corporation has indemnified the Partnership in respect of any losses and expenses arising from any breach by the co-obligor of the terms and conditions of the loan facility.

Obligations under the Partnership’s credit facilities are secured by certain vessels, and if the Partnership is unable to repay debt under the credit facilities, the lenders could seek to foreclose on those assets. The Partnership has two revolving credit facilities and two term loans that require the Partnership to maintain vessel values to drawn principal balance ratios of a minimum range of 105% to 125%. As at June 30, 2015, these ratios ranged from 133% to 204%. The vessel values used in these ratios are appraised values provided by third parties where available, or are prepared by the Partnership based on second-hand sale and purchase market data. Changes in the conventional or shuttle tanker, towing or UMS markets could negatively affect these ratios.

As at June 30, 2015, the Partnership and Teekay Corporation were in compliance with all covenants related to the credit facilities and long-term debt.